Debt - borrowing programs (Details) kr in Millions	Dec. 31, 2023 SEK (kr)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 SEK (kr)
Unlimited Euro Medium-Term Note Program
Debt
Value outstanding	kr 111,510		kr 96,474
Unlimited SEC-registered U.S. Medium-Term Note Program
Debt
Value outstanding	173,821		186,138
Unlimited Swedish Medium-Term Note Program
Debt
Value outstanding	435		452
Unlimited MTN/STN AUD Debt Issuance Program
Debt
Value outstanding	11,181		4,297
USD 3,000,000,000 U.S.Commercial Paper Program
Debt
Value outstanding	3,232		19,412
Principal amount | $		$ 3,000,000,000
USD 4,000,000,000 Euro-Commercial Paper Program
Debt
Value outstanding	kr 10,932		kr 6,283
Principal amount | $		$ 4,000,000,000